[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
DEBT INSTRUMENTS (96.0%)
Argentina (1.9%)
Sovereign (1.9%)
Republic of Argentina
1.33%, 12/31/38	(b)	$68	$27
5.83%, 12/31/33		1,320	600
8.28%, 12/31/33		19	20
Republic of Argentina (Linked Variable Rate)
87.961%, 4/10/49	(e)	280	119
			766
Belgium (0.3%)
Corporate (0.3%)
Telenet Group Holding NV
7.257%, 6/15/14	(a)(b)	135	111
Bermuda (0.5%)
Corporate (0.5%)
Intelsat Bermuda Ltd.
7.805%, 1/15/12	(a)(c)	80	82
8.625%, 1/15/15	(a)	115	118
			200
Brazil (7.4%)
Sovereign (7.4%)
Banco ABN Amro Real SA
Zero Coupon, 7/21/06	(a)	180	195
Federative Republic of Brazil
3.063%, 4/15/24	(c)	400	386
6.00%, 4/15/24	(c)	130	126
8.00%, 1/15/18		601	638
8.875%, 10/14/19		681	741
8.875%, 4/15/24		85	91
10.50%, 7/14/14		130	158
14.50%, 10/15/09		450	586
			2,921
Bulgaria (0.8%)
Sovereign (0.8%)
Republic of Bulgaria
8.25%, 1/15/15		141	175
Republic of Bulgaria (Registered)
8.25%, 1/15/15		120	148
			323
Canada (3.1%)
Corporate (3.1%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		35	31
7.75%, 6/15/11	(d)	95	94
Canwest Media, Inc.
8.00%, 9/15/12		161	172
CHC Helicopter Corp.
7.375%, 5/1/14	(a)	200	206
Husky Oil Co.
8.90%, 8/15/28	(c)(d)	155	169
Jean Coutu Group, Inc.
7.625%, 8/1/12		35	36
8.50%, 8/1/14		70	70
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		100	95
Nortel Networks Ltd.
6.125%, 2/15/06		90	90
Novelis, Inc.
7.25%, 2/15/15	(a)	160	152

Rogers Wireless Communications, Inc.
7.50%, 3/15/15		—		@	—	@
Tembec Industries, Inc.
8.50%, 2/1/11	(d)	130			85
					1,200
Chile (1.0%)
Corporate (1.0%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(a)	350			379
Colombia (0.7%)
Sovereign (0.7%)
Republic of Colombia
9.75%, 4/9/11		106			122
10.375%, 1/28/33		40			52
11.75%, 2/25/20		60			84
					258
France (0.7%)
Corporate (0.7%)
Compagnie Generale de Geophysique SA
7.50%, 5/15/15	(a)	40			42
Crown European Holdings SA
6.25%, 9/1/11		EUR	50		64
Rhodia SA
8.00%, 6/1/10		60			72
8.875%, 6/1/11	(a)(d)		$110		105
					283
Germany (0.8%)
Corporate (0.8%)
Cognis Deutschland GmbH & Co. KG
6.895%, 11/15/13	(a)(c)	EUR	95		118
Kabel Deutschland GmbH
10.625%, 7/1/14	(a)	$170			189
					307
Indonesia(1.7%)
Corporate(1.7%)
Pindo Deli Finance Mauritius
Tranche A, 4,675%, 4/28/15	(a)(c)	112			92
Tranche B, 4,675%, 4/28/18	(a)(c)	291			153
Tranche C, 4.675%, 4/28/27	(a)(c)	587			132
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 4.675%, 4/28/15	(a)(c)	85			72
Tranche B, 4.675%, 4/28/18	(a)(c)	217			143
Tranche C, 4.675%, 4/28/27	(a)(c)	268			71
					663
Ireland (0.1%)
Corporate (0.1%)
JSG Funding plc
10.125%, 10/1/12		EUR	40		52
Ivory Coast (0.1%)
Sovereign (0.1%)
Republic of Ivory Coast
2.00%, 3/29/18	(e)	$180			33
Luxembourg (0.7%)
Corporate (0.7%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	145		195
SGL Carbon Luxembourg SA
8.50%, 2/1/12	(a)	50			66
					261
Malaysia (1.8%)
Sovereign (1.8%)
Government of Malaysia
7.50%, 7/15/11			$110		125
8.75%, 6/1/09		520			590
					715

Mexico (9.7%)
Corporate (5.3%)
AXtel S.A.
11.00%, 12/15/13	(d)	125	141
Pemex Project Funding Master Trust
4.71%, 6/15/10	(a)(c)	380	396
8.625%, 12/1/23	(a)	250	306
9.125%, 10/13/10		360	422
9.50%, 9/15/27	(a)	530	701
Satelites Mexicanos S.A. de CV
10.125%, (expired Maturity)	(e)	246	133
			2,099
Sovereign (4.4%)
United Mexican States
8.125%, 12/30/19		406	493
8.30%, 8/15/31		150	188
8.375%, 1/14/11		390	450
10.375%, 2/17/09		270	316
11.50%, 5/15/26		170	273
			1,720
			3,819
Nigeria (0.6%)
Sovereign (0.6%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20	(b)	250	251
Panama (1.0%)
Sovereign (1.0%)
Republic of Panama
9.375%, 4/1/29		150	191
9.625%, 2/8/11		110	132
10.75%, 5/15/20		40	56
			379
Peru (1.1%)
Sovereign (1.1%)
Government of Peru
8.75%, 11/21/33		130	158
Republic of Peru
8.375%, 5/3/16		130	153
9.875%, 2/6/15		100	128
			439
Philippines (4.0%)
Sovereign (4.0%)
Republic of Philippines
8.875%, 3/17/15		650	697
9.50%, 2/2/30		635	680
10.625%, 3/16/25		170	199
			1,576
Qatar (0.4%)
Sovereign (0.4%)
State of Qatar (Registered)
9.75%, 6/15/30		110	169
Russia (10.4%)
Corporate (2.7%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14		500	661
Gaz Capital for Gazprom
8.625%, 4/28/34		290	382
			1,043
Sovereign (7.7%)
Russian Federation
5.00%, 3/31/30	(a)(b)	401	462
Russian Federation (Registered)
5.00%, 3/31/30	(b)	66	76
8.25%, 3/31/10		480	519
11.00%, 7/24/18		601	919
12.75%, 6/24/28		565	1,065
			3,041
			4,084

Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.375%, 4/25/12			70	79
Turkey (3.1%)
Sovereign (3.1%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06-9/28/06			577	789
Republic of Turkey
11.00%, 1/14/13			350	449
				1,238
United Kingdom (0.0%)
Corporate (0.0%)
Esprit Telecom Group plc
11.00%, 6/15/08	(f)	EUR	233	—	@
United States (40.8%)
Corporate (40.8%)
Advanstar Communications, Inc.
10.75%, 8/15/10	(d)	$20		22
AES Corp. (The)
7.75%, 3/1/14	(d)		45	48
8.875%, 2/15/11			9	10
9.00%, 5/15/15	(a)		100	110
9.375%, 9/15/10			16	18
Allied Waste North America
7.25%, 3/15/15	(a)(d)		60	59
8.50%, 12/1/08			75	79
8.875%, 4/1/08	(d)		155	162
AMC Entertainment, Inc.
8.04%, 8/15/10	(c)		70	71
American Tower Corp.
7.125%, 10/15/12			80	84
7.50%, 5/1/12			75	80
AmerisourceBergen Corp
5.625%, 9/15/12	(a)		200	198
Amscan Holding, Inc.
8.75%, 5/1/14			60	53
Amsted Industries, Inc.
10.25%, 10/15/11	(a)(d)		150	164
ArvinMeritor, Inc.
8.75%, 3/1/12			45	44
Associated Materials, Inc.
3.297%, 3/1/14	(b)		275	139
Brown Shoe Company, Inc.
8.75%, 5/1/12			80	85
Buhrmann US, Inc.
7.875%, 3/1/15			40	40
Buhrmann US, Inc.
8.25%, 7/1/14			110	113
CA FM Lease Trust
8.50%, 7/15/17	(a)		99	110
Cablevision Systems Corp.
7.89%, 4/1/09	(c)		155	160
Caesar’s Entertainment, Inc.
7.875%, 12/15/05			145	146
8.875%, 9/15/08			110	121
CCH I LLC
11.00%, 10/1/15	(d)		20	20
Charter Communications Holdings LLC
10.25%, 1/15/10			55	46
Chesapeake Energy Corp.
6.625%, 1/15/16			65	66
7.50%, 9/15/13	(d)		100	107
Citgo Petroleum Corp.
6.00%, 10/15/11			160	161
CMS Energy Corp.
7.50%, 1/15/09	(d)		95	100
Community Health Systems, Inc.
6.50%, 12/15/12			80	81
Credit Suisse First Boston
7.20%, 8/20/11			280	284

Davita, Inc.
6.625%, 3/15/13		80	81
Delhaize America, Inc.
8.125%, 4/15/11	(d)	90	98
Dex Media East LLC
12.125%, 11/15/12		48	56
Dex Media West LLC
9.875%, 8/15/13		69	77
Dynegy Holdings, Inc.
6.875%, 4/1/11	(d)	120	118
9.875%, 7/15/10	(a)(d)	75	82
Echostar DBS Corp.
6.375%, 10/1/11	(d)	120	120
Echostar DBS Corporation
6.625%, 10/1/14		85	85
El Paso Production Holding Co.
7.75%, 6/1/13	(d)	135	142
Equistar Chemicals LP
10.125%, 9/1/08	(d)	110	119
10.625%, 5/1/11	(d)	55	60
Exodus Communications, Inc.
11.625%, 7/15/10	(e)(f)	161	—	@
Extendicare Health Services, Inc.
6.875%, 5/1/14		160	158
Fisher Scientific International, Inc.
6.125%, 7/1/15	(a)	35	35
6.75%, 8/15/14		50	53
Ford Motor Credit Co.
5.625%, 10/1/08		105	99
5.80%, 1/12/09		105	98
Foundation PA Coal Co.
7.25%, 8/1/14		35	37
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		95	99
General Cable Corp.
9.50%, 11/15/10	(d)	45	48
General Motors Acceptance Corp.
4.375%, 12/10/07		115	108
6.875%, 9/15/11-8/28/12		95	86
General Nutrition Centers, Inc.
8.50%, 12/1/10		55	47
Georgia-Pacific Corp.
8.875%, 2/1/10	(d)	225	252
Goodman Global Holding Co., Inc.
6.41%, 6/15/12	(a)(c)	30	29
7.875%, 12/15/12	(a)	145	132
Graham Packaging Co, Inc.
8.50%, 10/15/12		95	95
9.875%, 10/15/14		105	101
Graphic Packaging International Corp.
9.50%, 8/15/13	(d)	135	128
Hanover Compressor Co.
8.625%, 12/15/10		25	27
9.00%, 6/1/14		45	50
Hanover Equipment Trust
8.50%, 9/1/08		70	73
8.75%, 9/1/11		35	37
HCA, Inc.
6.30%, 10/1/12	(d)	55	55
7.58%, 9/15/25	(d)	65	65
7.69%, 6/15/25	(d)	25	25
Hertz Corporation
7.40%, 3/1/11		25	24
7.625%, 6/1/12		80	77
Hexcel Corp.
6.75%, 2/1/15		90	90
Hilcorp Energy I LP
10.50%, 9/1/10	(a)	140	155
HMH Properties, Inc..
7.875%, 8/1/08		4	4
Host Marriott LP
6.375%, 3/15/15		45	44
7.125%, 11/1/13		245	251

Houghton Mifflin Co.
8.25%, 2/1/11			50	52
9.875%, 2/1/13			140	149
Huntsman International LLC
10.125%, 7/1/09	(d)		92	95
Innophos Investments Holdings, Inc.
10.268%, 2/15/15	(a)(c)		58	55
Innophos, Inc.
8.875%, 8/15/14	(a)		100	103
Interface, Inc.
7.30%, 4/1/08			25	25
9.50%, 2/1/14			90	90
10.375%, 2/1/10	(d)		30	33
Ipalco Enterprises, Inc.
8.625%, 11/14/11	(d)		30	33
Iron Mountain, Inc.
7.75%, 1/15/15	(d)		40	41
8.625%, 4/1/13	(d)		155	163
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			145	140
ISP Holdings, Inc.
10.625%, 12/15/09	(d)		155	165
Johnsondiversey, Inc.
9.625%, 5/15/12	(d)		125	125
9.625%, 5/15/12		EUR	25	31
K&F Acquisition, Inc.
7.75%, 11/15/14		$160		162
Koppers, Inc.
9.875%, 10/15/13			30	33
Las Vegas Sands Corp.
6.375%, 2/15/15			95	92
Lear Corp.
8.11%, 5/15/09			150	149
Levi Strauss & Co.
8.254%, 4/1/12	(c)		215	216
Lin Television Corp.
6.50%, 5/15/13	(a)		40	38
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			42	46
Manitowoc Co., Inc.
10.375%, 5/15/11		EUR	120	159
MedCath Holdings Corp.
9.875%, 7/15/12		$100		110
MGM Mirage
5.875%, 2/27/14			115	110
6.00%, 10/1/09	(d)		195	194
Michael Foods, Inc.
8.00%, 11/15/13			75	77
Millennium America, Inc.
7.00%, 11/15/06			60	62
9.25%, 6/15/08			70	76
Monongahela Power Co.
5.00%, 10/1/06	(d)		105	105
MSW Energy Holdings II LLC
7.375%, 9/1/10	(d)		85	89
MSW Energy Holdings LLC
8.50%, 9/1/10			20	22
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(e)(f)		365	—	@
Nalco Co.
7.75%, 11/15/11	(d)		40	41
8.875%, 11/15/13			130	134
National Nephrology Associates, Inc.
9.00%, 11/1/11	(a)		20	22
Nebraska Book Co., Inc.
8.625%, 3/15/12			90	85
Nevada Power Co.
9.00%, 8/15/13	(d)		95	106
NMHG Holding Co.
10.00%, 5/15/09	(d)		170	183

Nortek, Inc.
8.50%, 9/1/14			145	134
Northwest Pipeline Corp.
8.125%, 3/1/10	(d)		20	21
Ormat Funding Corp.
8.25%, 12/30/20			152	154
Owens-Illinois, Inc.
7.35%, 5/15/08	(d)		20	21
7.50%, 5/15/10	(d)		235	240
Oxford Industries, Inc.
8.875%, 6/1/11	(d)		45	47
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14			80	83
PanAmSat Corp.
9.00%, 8/15/14			17	18
PanAmSat Holding Corp.
6.587%, 11/1/14	(b)		175	122
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			135	134
Phillips-Van Heusen Corp.
7.25%, 2/15/11			100	101
Pilgrim’s Pride Corp.
9.25%, 11/15/13	(d)		50	55
9.625%, 9/15/11			160	173
Pliant Corp.
11.125%, 9/1/09			25	22
13.00%, 6/1/10			90	43
Pogo Producing Co.
6.875%, 10/1/17	(a)		100	102
Primedia, Inc.
8.875%, 5/15/11	(d)		135	142
Propex Fabrics Inc.
10.00%, 12/1/12			80	74
PSEG Energy Holdings LLC
8.625%, 2/15/08	(d)		85	89
Qwest Communications
7.268%, 2/15/09	(c)(d)		90	89
Qwest Corp.
5.625%, 11/15/08			25	25
Qwest Services Corp.
13.50%, 12/15/10			330	379
14.00%, 12/15/14			40	49
Refco Finance Holdings LLC
9.00%, 8/1/12			133	145
Reliant Energy, Inc.
6.75%, 12/15/14			95	94
Renaissance Media Group LLC
10.00%, 4/15/08	(b)		45	45
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(e)(f)		570	—	@
14.00%, 2/15/10	(e)(f)		179	—	@
Rite Aid Corp.
8.125%, 5/1/10	(d)		85	87
RJ Reynolds Tobacco Holdings Inc.
6.50%, 7/15/10	(a)		100	100
RMCC Acquisition Co.
9.50%, 11/1/12	(a)		60	61
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	(a)	EUR	50	62
10.625%, 5/15/11	(d)	$85		93
Rural Cellular Corp.
7.91%, 3/15/10	(c)		55	57
9.625%, 5/15/08			60	61
Samina Corp.
6.75%, 3/1/13			135	129
SBA Communications Corp.
8.50%, 12/1/12			75	82
SBA Telecommunications, Inc./SBA Communications Corp.
6.85%, 12/15/11	(b)		114	104
Smithfield Foods, Inc.
7.00%, 8/1/11	(d)		140	143
7.625%, 2/15/08	(d)		50	52
8.00%, 10/15/09	(d)		50	53

Sonic Automotive, Inc.
8.625%, 8/15/13		190	189
Southern Natural Gas Co.
8.875%, 3/15/10		45	49
Spectrum Brands, Inc.
7.375%, 2/1/15		40	36
8.50%, 10/1/13		150	145
Station Casinos, Inc.
6.00%, 4/1/12		180	181
SunGard Data Systems, Inc.
8.525%, 8/15/13	(a)(c)	5	5
9.125%, 8/15/13	(a)	95	99
Technical Olympic USA, Inc.
7.50%, 1/15/15	(d)	30	27
9.00%, 7/1/10		105	109
10.375%, 7/1/12		65	69
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		72	79
Tenet Healthcare Corp.
7.375%, 2/1/13		35	33
9.875%, 7/1/14		50	53
Tesoro Corp.
9.625%, 4/1/12		50	55
Trimas Corp.
9.875%, 6/15/12		65	54
TRW Automotive, Inc.
9.375%, 2/15/13	(d)	102	111
UbiquiTel Operating Co.
9.875%, 3/1/11		100	112
UCAR Finance, Inc.
10.25%, 2/15/12		90	97
United States Steel Corp.
9.75%, 5/15/10		72	79
Vintage Petroleum, Inc.
7.875%, 5/15/11		125	131
VWR International, Inc.
6.875%, 4/15/12	(d)	130	129
Warner Chilcott Corp.
8.75%, 2/1/15	(a)	95	92
Waste Management, Inc./Old
7.65%, 3/15/11	(d)	50	56
Williams Cos., Inc.
7.875%, 9/1/21	(d)	170	188
			16,075
Venezuela (3.1%)
Sovereign (3.1%)
Republic of Venezuela
8.50%, 10/8/14		120	134
9.375%, 1/13/34		542	643
10.75%, 9/19/13		370	462
			1,239
TOTAL DEBT INSTRUMENTS (Cost $36,606)			37,820

		Shares
COMMON STOCKS (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.	(a)	290	—	@
United States (0.0%)
Paxson Communications Corp.	(a)	39,164	3
TOTAL COMMON STOCKS (Cost $380)			3
PREFERRED STOCKS (0.1%)
United States (0.1%)
Paxson Communications Corp., PIK, 14.25%	(a)	3	20
TOTAL PREFERRED STOCKS (Cost $21)			20

		No. of
		Warrants
WARRANTS (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expiring 11/15/20	(a)	500	26
United States (0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(f)(g)	220	5
Venezuela (0.0%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(a)(c)	950	24
TOTAL WARRANTS (Cost $6)			55

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (3.8%)
United States (3.8%)
Repurchase Agreement (3.8%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $1,513 (Cost $1,513)	(h)	$1,513	1,513
TOTAL INVESTMENTS+ (100.0%) (Cost $38,526)			39,411
LIABILITIES IN EXCESS OF OTHER ASSETS			(5,402)
NET ASSETS			$34,009

(a)           144A Security - Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)           Step Bond - coupon rate increases to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is ultimate maturity.

(c)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2005.

(d)           Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2005.

(e)           Security is in default.

(f)            Security was valued at fair value. At September 30, 2005, the Fund held fair valued securities, valued at $5,000, representing less than 0.05% of net assets.

(g)           Non-income producing security.

(h)           Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+              At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $38,526,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $885,088 of which $2,837,975 related to appreciated securities and $1,952,887 related to depreciated securities.

@            Value/Face Amount is less than $500.

EUR        Euro

PIK         Payment-in-kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	19	$23	10/26/05	USD	23	$23	$—	@
EUR	139	167	10/26/05	USD	169	169	2
EUR	505	608	10/26/05	USD	615	615	7
		$798				$807	$9

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury
2 yr. Note	46	$9,471	Dec-05	$49

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005